STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																												1 Months Ended					3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Feb. 19, 2026	Jan. 05, 2026	Oct. 31, 2025	Sep. 12, 2025	Jul. 28, 2025	Jul. 01, 2025	May 20, 2025	Apr. 22, 2025	Feb. 18, 2025	Jan. 06, 2025	Jan. 03, 2025	Jan. 02, 2025	Nov. 27, 2024	Oct. 16, 2024	Sep. 16, 2024	Aug. 30, 2024	Aug. 09, 2024	Aug. 08, 2024	Jul. 31, 2024	Apr. 15, 2024	Apr. 12, 2024	Jan. 31, 2024	Dec. 04, 2023	Nov. 22, 2023	Sep. 12, 2023	Sep. 08, 2023	Dec. 31, 2022	Jul. 31, 2025	Jun. 01, 2025	Aug. 26, 2024	Aug. 16, 2024	Jul. 24, 2024	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jun. 30, 2025	Aug. 31, 2025	Aug. 31, 2024	Jun. 30, 2024	May 24, 2024	Mar. 28, 2024	Mar. 13, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized																																				10,000,000,000	10,000,000,000			10,000,000,000
Preferred stock shares authorized																																				50,000,000	50,000,000			50,000,000
Common stock shares, par value																																				$ 0.001	$ 0.001			$ 0.001
Preferred stock outstanding																																				0	0			0
Common stock shares subscription																																					7,744,445			21,988,335
Common stock, shares issued																			21,988,335									7,744,445								1,302,942,407	1,262,680,891		21,988,335	1,221,346,586
Share price																															$ 0.07
Issuance of restricted common shares						7,744,445			3,905,555			3,277,775
Stock issued during the period, value																																	$ 415,000	$ 2,448,000	$ 904,000
Common stock shares outstanding																																				1,302,942,407	1,262,680,891			1,221,346,586
Proceeds from offerings			$ 2,000,000
[custom:StockOptionDescription]																																				Apart from the common stock, which was issued as disclosed in Note 21, the Company has no stock option plan, warrants, or other dilutive securities as at March 31, 2026. As of March 31, 2026, the Company had committed to issue common stock with an aggregate value of $264,750 to nonemployees. In addition, the Company had committed to issue 1,350,000 shares of common stock for each of the second and third tranches to an employee, as disclosed in Note 22 (b).
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued																																					7,744,445			21,988,335
Common stock shares outstanding																																					7,744,445			21,988,335
Sale of Stock, Number of Shares Issued in Transaction																																					7,744,445
SDA Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																											$ 0.07
Notes Payable, Current																																											$ 675,888
SDA Agreement [Member] | Borneo Oil Berhad [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																															$ 0.07
Issuance of restricted common shares																															9,655,542
Notes Payable, Current																															$ 675,888
Supplementary Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount																															$ 675,888
Debt Conversion, Converted Instrument, Shares Issued																															9,655,542
Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Share price			$ 0.08018
Stock Issued			24,943,876
Warrants to purchase shares			24,943,876
Warrants decription			which represents a five percent (5%) discount to the volume-weighted average price of the Company’s common stock for the thirty (30) trading days immediately preceding the closing of the offering of the Ergon Shares and Warrant by the Company to Ergon (the “Offering”).
Concannon Services Agreement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock																1,350,000																				264,750
Concannon Services Agreement [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock																1,350,000																						1,350,000
Concannon Services Agreement [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock																1,350,000
Dale Ludwig [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares																		700,000
Five U S Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																								$ 0.091
Issuance of restricted common shares																								14,931,624
Common stock, share issuance in consideration																								11,538,461
Stock issued during the period, value																								$ 1,050,000
One US Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of cancelled common shares								150,000
Share price					$ 0.08				$ 0.09						$ 0.09		$ 0.09			$ 0.091			$ 0.09	$ 0.10
Issuance of restricted common shares					187,500				55,555						222,222		888,888			200,000			388,889	100,000
Stock issued during the period, value					$ 15,000				$ 5,000						$ 20,000		$ 80,000						$ 35,000	$ 10,000
Payment to stockholders																				$ 18,200
Ten U S Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																								$ 0.091
Issuance of restricted common shares																								1,943,163
Stock issued during the period, value																								$ 176,828
Nine U S Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																								$ 0.10
Issuance of restricted common shares																								1,350,000
Stock issued during the period, value																								$ 135,000
Four Non U S Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																					$ 0.108		$ 0.10
Issuance of restricted common shares																					2,881,274		1,238,889
Common stock, share issuance in consideration																							850,000
Stock issued during the period, value																							$ 85,000
Payment to stockholders																					$ 311,178
Four US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																$ 0.09
Issuance of restricted common shares																				3,055,555												3,194,443
Stock issued during the period, value																																$ 287,500
Two US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of cancelled common shares										200,000			450,000
Share price															$ 0.10					$ 0.10
Issuance of restricted common shares															350,000					2,300,000
Stock issued during the period, value															$ 35,000
One U Sshareholders One [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																				$ 0.09
Issuance of restricted common shares																				555,555
Twenty U.S. Shareholders and One Non-U.S. Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																																$ 0.10
Issuance of restricted common shares																																6,005,000
Stock issued during the period, value																																$ 600,500
TwentyThree US shareholders and One Non US Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																	$ 0.10
Issuance of restricted common shares																	11,840,000
Stock issued during the period, value																	$ 1,184,000
Three US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price														$ 0.10																$ 0.09
Issuance of restricted common shares														800,000																722,221
Stock issued during the period, value														$ 80,000																$ 65,000
Six US shareholders and Two Non US Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Share price																														$ 0.10
Issuance of restricted common shares																														3,990,000
Stock issued during the period, value																														$ 399,000
Seven US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price									$ 0.10			$ 0.10
Issuance of restricted common shares									850,000			2,500,000
Stock issued during the period, value									$ 85,000			$ 250,000
Six US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price												$ 0.09
Issuance of restricted common shares												777,775
Stock issued during the period, value												$ 70,000
One Non US Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Share price						$ 0.09			$ 0.10
Issuance of restricted common shares						4,444,445			3,000,000
Stock issued during the period, value						$ 400,000			$ 300,000
One US Shareholder and One Non Shareholder [Member]
Subsidiary, Sale of Stock [Line Items]
Share price							$ 0.10
Issuance of restricted common shares							249,999
Stock issued during the period, value							$ 24,999.90
Non Employees [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock																																								2,700,000
One Employee [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock																																								670,000
One Non US Shareholder and Seven US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price						$ 0.08
Issuance of restricted common shares						3,300,000
Stock issued during the period, value						$ 264,000
Three Non US Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Share price				$ 0.08
Issuance of restricted common shares				5,412,500
Stock issued during the period, value				$ 433,000
Donald R Fosnacht [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares																						1,000,000
Dr Nam Tran [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares		1,727,115																	1,000,000
Raymond Powell [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares																			1,000,000									1,000,000
Jeremy P Concannon [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares																1,350,000
Eric Bava [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares		1,036,269														670,000
Aegis Ventures Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares												4,656,550
Hannah Bruehl [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares											50,000
Karl Strahl [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares																													350,000
Sundeo Pty Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares																													1,500,000
Dale Ludwig [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares		1,727,115
Hannah Brueh [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares		86,355
Technologies Apex LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares	3,975,155
Christopher David Poorman [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of restricted common shares	165,631
Serviceand Stock Cancellation Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued																																									128,409
Issuance of cancelled common shares																										375,000
Share price																										$ 0.20
Cancellation of shares, value																										$ 75,000
Cosideration of non vested shares to be cancelled																																										300,000
Serviceand Stock Cancellation Agreement [Member] | Y A M Tengku Ibrahim [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares, par value																											$ 0.20
Common stock, shares issued																																									166,667	500,000
Issuance of cancelled common shares																									333,333		500,000
Cancellation of shares, value																											$ 100,000
Total non vested shares to be cancelled																									504,924
Total non vested shares remaining to be cancelled																									375,000
Grant-date fair value																									$ 0.20
Reduction in equity																									$ 175,985
Serviceand Stock Cancellation Agreement [Member] | Steven Sorhus [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued																											300,000
Issuance of cancelled common shares																										171,591
Share price																											$ 0.20
Cancellation of shares, value																											$ 60,000
Serviceand Stock Cancellation Agreement [Member] | Emgta L L C [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of cancelled common shares																										375,000
Share price																											$ 0.20
Cancellation of shares, value																											$ 75,000